LEASES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Sublease rental income	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Finance lease, right-of-use assets	0		0		0
Finance lease, liabilities	$ 0		$ 0		$ 0
Minimum
Operating leases terms	1 year		1 year		1 year
Maximum
Operating leases terms	3 years		3 years		3 years